Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	GMO TRUST
Prospectus Date		rr_ProspectusDate	Jun. 30, 2015
GMO Risk Premium Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	GMO RISK PREMIUM FUND
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	Total return.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2015, the Fund’s portfolio turnover rate (excluding short-term investments) was 112% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	112.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	If you sell your shares
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	GMO pursues investment strategies for the Fund that are intended to complement the strategies it is pursuing in other funds or accounts managed by GMO. Accordingly, the Fund is not a standalone investment.

The Fund seeks to capture returns commensurate with the equity risk premium over a full market cycle with less sensitivity to equity valuations by writing put options on stock indices and by engaging in merger arbitrage strategies. GMO does not manage the Fund to, or control the Fund's risk relative to, any securities index or securities benchmark.

The Fund primarily uses options by selling (writing) put options on U.S. and non-U.S. (e.g., Europe, United Kingdom, Japan, Hong Kong, Canada, and Australia) stock indices. GMO determines the Fund's put-writing allocations among stock indices by using a proprietary indicator to assess the relative premiums available. The Fund's portfolio allocations are based on the relative attractiveness of each index in conjunction with other factors such as the liquidity available in each index's options markets. The Fund may have substantial exposures to relatively few U.S. and international stock indices. The Fund's performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

The Fund may purchase and sell put and call options of any type, including options on global, regional and country stock indices and options on exchange-traded funds (ETFs). The Fund may purchase and sell exchange-traded and over-the-counter (OTC) options, including options that are cash-settled as well as physically settled. The Fund may purchase and sell options and other securities tied economically to any country in the world, including emerging countries. The Fund may invest in forward currency contracts to manage its currency exposure.

GMO expects that the Fund's option positions typically will be fully collateralized at the time the Fund sells them. GMO, therefore, expects that the Fund will hold sufficient assets to cover the maximum possible loss the Fund might sustain upon the exercise of an option sold by the Fund.

The Fund may engage in transactions in which it purchases securities at prices below the value of the consideration GMO expects to be paid for them upon consummation of a proposed merger, exchange offer, tender offer, or other similar transaction ("merger arbitrage transactions"). Purchase prices may substantially exceed the market price of the securities before the announcement of the transaction.

In conjunction with merger arbitrage transactions, the Fund may invest in derivatives or sell securities short in an effort to protect against market fluctuations or other risks or to adjust long or short investment exposure to one or more asset classes or issuers.

The factors considered and investment methods used by GMO can change over time.

			For collateral and cash management purposes, the Fund invests a substantial portion of its assets in shares of U.S. Treasury Fund, in U.S. Treasury bills and other highly rated securities, and in money market funds unaffiliated with GMO.
Risk [Heading]		rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

  Market Risk – Equities – Because of the Fund’s emphasis on selling put options on stock indices, the Fund’s net asset value is expected to decline when those indices decline in value. The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Also, the Fund’s investment strategies of writing put options on stock indices and engaging in merger arbitrage transactions can be expected to cause the Fund to underperform the equity markets when those markets rise sharply.

  Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

  Merger Arbitrage Risk – If the Fund purchases securities in anticipation of a proposed merger, exchange offer, tender offer, or other similar transaction, and that transaction later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market prices of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric - the losses in failed transactions often far exceeding the gains in successful transactions. A merger arbitrage transaction can fail for many reasons, including regulatory and antitrust restrictions, political motivations, industry weakness, stock specific events, failed financings, and general market declines. When merger activity is low, GMO may be unable to identify enough opportunities to provide sufficient diversification. Merger arbitrage strategies are subject to the risk of overall market movements, and the Fund may experience losses even if a transaction is consummated. The Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust investment exposure in connection with a merger arbitrage transaction may not perform as expected or may otherwise reduce the Fund’s gains or increase its losses.

  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process. All models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. In addition, there are limitations (e.g., inaccuracies, staleness) on the data available for analysis or manipulation by the models. Any of those assumptions and/or limitations could adversely affect the Fund’s performance. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

  Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from closing its option positions at desirable prices. The Fund’s ability to use options as part of its investment program depends on the liquidity of the options market. That market may not be liquid when the Fund seeks to close out an option position. If the Fund receives a redemption request and is unable to close out an option it has sold, the Fund may temporarily be leveraged in relation to its assets.

  Focused Investment Risk – Because the Fund can have substantial exposure through a limited number of options contracts and/or merger arbitrage transactions and because the Fund’s exposures may relate to relatively few stock indices and/or merger arbitrage transactions, the Fund is subject to more risk than if the Fund’s investments were more diversified.

  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.

  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of investments denominated in foreign currencies.

  Market Risk – Fixed Income Investments – The market price of a fixed income investment (e.g., U.S. Treasury bills) can decline due to market-related factors, primarily rising interest rates.

  Credit Risk – Securities issued by the U.S. Treasury historically have presented minimal credit risk. However, recent events have led to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and have introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and could increase the volatility of the Fund’s portfolio.

  Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments. To the extent that the Fund has focused its investments in the stock index of particular region, adverse geopolitical and other events could have a disproportionate impact on the Fund.

  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund’s operations.

Risk Lose Money [Text]		rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund’s annual total returns for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund’s annual total returns for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.gmo.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		rr_BarChartHeading	Annual Total Returns/Class III Shares Years Ending December 31
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Highest Quarter: 5.12% (4Q2013) Lowest Quarter: – 4.92% (4Q2014) Year-to-Date (as of 3/31/15): 4.40%
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2014
Performance Table Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	Returns in the table reflect current purchase premiums and redemption fees.
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary.
GMO Risk Premium Fund | Class III
Risk/Return:		rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.15%
Redemption fee (as a percentage of amount redeemed)		rr_RedemptionFeeOverRedemption	0.15%
Management fee	[1]	rr_ManagementFeesOverAssets	0.45%
Shareholder service fee	[1]	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%
Other expenses		rr_OtherExpensesOverAssets	0.05%
Total annual operating expenses		rr_ExpensesOverAssets	0.65%
Expense reimbursement/waiver	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total annual operating expenses	[2]	rr_NetExpensesOverAssets	0.61%
1 Year		rr_ExpenseExampleYear01	$ 93
3 Years		rr_ExpenseExampleYear03	242
5 Years		rr_ExpenseExampleYear05	405
10 Years		rr_ExpenseExampleYear10	877
1 Year		rr_ExpenseExampleNoRedemptionYear01	77
3 Years		rr_ExpenseExampleNoRedemptionYear03	225
5 Years		rr_ExpenseExampleNoRedemptionYear05	386
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 854
2013		rr_AnnualReturn2013	7.75%
2014		rr_AnnualReturn2014	(0.19%)
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	4.40%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	5.12%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(4.92%)
1 Year		rr_AverageAnnualReturnYear01	(0.49%)
5 Years		rr_AverageAnnualReturnYear05
10 Years		rr_AverageAnnualReturnYear10
Incept.		rr_AverageAnnualReturnSinceInception	3.86%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 14, 2012
GMO Risk Premium Fund | Class IV
Risk/Return:		rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.15%
Redemption fee (as a percentage of amount redeemed)		rr_RedemptionFeeOverRedemption	0.15%
Management fee	[1]	rr_ManagementFeesOverAssets	0.45%
Shareholder service fee	[1]	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.10%
Other expenses		rr_OtherExpensesOverAssets	0.04%
Total annual operating expenses		rr_ExpensesOverAssets	0.59%
Expense reimbursement/waiver	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total annual operating expenses	[2]	rr_NetExpensesOverAssets	0.56%
1 Year		rr_ExpenseExampleYear01	$ 88
3 Years		rr_ExpenseExampleYear03	226
5 Years		rr_ExpenseExampleYear05	377
10 Years		rr_ExpenseExampleYear10	816
1 Year		rr_ExpenseExampleNoRedemptionYear01	72
3 Years		rr_ExpenseExampleNoRedemptionYear03	209
5 Years		rr_ExpenseExampleNoRedemptionYear05	359
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 793
1 Year		rr_AverageAnnualReturnYear01	(0.39%)
5 Years		rr_AverageAnnualReturnYear05
10 Years		rr_AverageAnnualReturnYear10
Incept.		rr_AverageAnnualReturnSinceInception	3.82%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 17, 2012
GMO Risk Premium Fund | Class V
Risk/Return:		rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.15%
Redemption fee (as a percentage of amount redeemed)		rr_RedemptionFeeOverRedemption	0.15%
Management fee	[1]	rr_ManagementFeesOverAssets	0.45%
Shareholder service fee	[1]	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.085%
Other expenses		rr_OtherExpensesOverAssets	0.04%
Total annual operating expenses		rr_ExpensesOverAssets	0.58%
Expense reimbursement/waiver	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total annual operating expenses	[2]	rr_NetExpensesOverAssets	0.55%
1 Year		rr_ExpenseExampleYear01	$ 87
3 Years		rr_ExpenseExampleYear03	221
5 Years		rr_ExpenseExampleYear05	367
10 Years		rr_ExpenseExampleYear10	793
1 Year		rr_ExpenseExampleNoRedemptionYear01	71
3 Years		rr_ExpenseExampleNoRedemptionYear03	204
5 Years		rr_ExpenseExampleNoRedemptionYear05	349
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 770
GMO Risk Premium Fund | Class VI
Risk/Return:		rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.15%
Redemption fee (as a percentage of amount redeemed)		rr_RedemptionFeeOverRedemption	0.15%
Management fee	[1]	rr_ManagementFeesOverAssets	0.45%
Shareholder service fee	[1]	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.055%
Other expenses		rr_OtherExpensesOverAssets	0.04%
Total annual operating expenses		rr_ExpensesOverAssets	0.55%
Expense reimbursement/waiver	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total annual operating expenses	[2]	rr_NetExpensesOverAssets	0.52%
1 Year		rr_ExpenseExampleYear01	$ 84
3 Years		rr_ExpenseExampleYear03	212
5 Years		rr_ExpenseExampleYear05	351
10 Years		rr_ExpenseExampleYear10	757
1 Year		rr_ExpenseExampleNoRedemptionYear01	68
3 Years		rr_ExpenseExampleNoRedemptionYear03	195
5 Years		rr_ExpenseExampleNoRedemptionYear05	332
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 734
1 Year		rr_AverageAnnualReturnYear01	(0.39%)
5 Years		rr_AverageAnnualReturnYear05
10 Years		rr_AverageAnnualReturnYear10
Incept.		rr_AverageAnnualReturnSinceInception	5.11%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 15, 2012
GMO Risk Premium Fund | Return After Taxes on Distributions | Class III
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(3.61%)
5 Years		rr_AverageAnnualReturnYear05
10 Years		rr_AverageAnnualReturnYear10
Incept.		rr_AverageAnnualReturnSinceInception	1.26%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 14, 2012
GMO Risk Premium Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class III
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	0.61%
5 Years		rr_AverageAnnualReturnYear05
10 Years		rr_AverageAnnualReturnYear10
Incept.		rr_AverageAnnualReturnSinceInception	2.15%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 14, 2012
GMO Risk Premium Fund | MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments) | Class III
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.94%
5 Years		rr_AverageAnnualReturnYear05
10 Years		rr_AverageAnnualReturnYear10
Incept.		rr_AverageAnnualReturnSinceInception	15.51%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 14, 2012
GMO Risk Premium Fund | MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments) | Class IV
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.94%
5 Years		rr_AverageAnnualReturnYear05
10 Years		rr_AverageAnnualReturnYear10
Incept.		rr_AverageAnnualReturnSinceInception	15.16%
Inception Date		rr_AverageAnnualReturnInceptionDate	Dec. 17, 2012
GMO Risk Premium Fund | MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments) | Class VI
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.94%
5 Years		rr_AverageAnnualReturnYear05
10 Years		rr_AverageAnnualReturnYear10
Incept.		rr_AverageAnnualReturnSinceInception	18.00%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 15, 2012

[1]	Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Fund's management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund's direct or indirect investments in other series of GMO Trust ("GMO Funds"). Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.
[2]	after expense reimbursement/waiver